Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Changes in unrealized gains (losses) on available-for-sale securities, tax	$ 3.3	$ 0.3	$ 0.7
Reclassifications to earnings of realized gains on available-for-sale securities	0.0	0.0	2.1
Reclassifications to earnings of losses on cash flow hedging instruments	$ 0.6	$ 5.4	$ 3.8